INVENTORY (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
INVENTORY
Raw materials and work in progress	$ 26,703	$ 27,307
Finished goods	57,403	42,923
Total	84,106	70,230
Write down	$ 2,965	$ 2,236